U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM 24f-2
                    Joint Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2

            Read Instructions at end of Form before preparing Form.
                             Please print or type.

1.       Name and address of issuer:  Cranbrook Funds
                                     100 Renaissance Center, 25th Floor
                                     Detroit, Michigan 48243

2. Name of each series or class of funds for which this notice is filed:
                 Cranbrook Money Market Fund
                 Cranbrook Treasury Fund

3.       Investment Company Act File Number:   811-8908
         Securities Act File Number:           33-87488

4.       Last day of fiscal year for which this notice is filed:  October 31

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                               [ ]

6.       Date of termination of issuer's declaration under Rule 24f-2(a)(1),
         if applicable (see Instruction A.6):    NOT APPLICABLE

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 in a prior fiscal year, but which remained
         unsold at the begining of the fiscal year:    NONE

8.       Number and amount of securities registered during the fiscal year
         other than pursuant to Rule 24f-2:   NONE

9. Number and aggregate sale price of securities sold during the fiscal year:

                 1,312,409,740 shares; $1,312,409,740 aggregate sale price

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to Rule 24f-2:

                 1,312,409,740 shares; $1,312,409,740 aggregate sale price

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

                 15,353,935 shares; $15,353,935 aggregate sale price

12.      Calculation of registration fee:

         (i) Aggregate sale price of securities sold during the fiscal year in reliance on Rule 24f-2 (from Item 10):

                                     $1,312,409,740

         (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):

                                     $15,353,935

         (iii) Aggregate price of share redeemed or repurchased during the fiscal year (if applicable):

                                     $1,243,870,079

         (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to Rule 24e-2 (if applicable):

                                     NONE

         (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on Rule 24f-2 [line (i), plus line
                 (ii), less line (iii), plus line (iv)(if applicable)]:

                                     $83,893,596

         (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see Instruction C.6):

                                     1/50 of 1%

         (vii)   Fee due [line (i) or line (v) multiplied by line (vi)]:

                                     $16,778.72

         INSTRUCTION:  Issuers should complete lines (ii), (iii), (iv) and
         (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year (see Instruction C.3).

13. Check box if fees are being remitted to the Commission's lockbox depository as described in Section 3a of the Commission's Rules of Informal and Other Procedures (17 C.F.R. 202.3a).
                                                                 [X]

         Date of mailing or wire transfer of filing fees to the Commission's
         lockbox depository:    December 21, 1995

                                  SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

                                  CRANBROOK FUNDS

                                  By: /S/ CHARLES M. GRIMLEY
                                     Charles M. Grimley, Treasurer
Date: December 21, 1995

                               21 December 1995


Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, N.W.
Washington, D.C.  20549

         Re: Joint Annual Notice of Securities Sold Pursuant to Rule 24f-2; filed by Cranbrook Funds
                 File No. 33-87488 (1933 Act)
                 File No. 811-8908 (1940 Act)

Ladies and Gentlemen:

         This Firm has served as counsel to Cranbrook Funds (the "Fund") for purposes of the enclosed Rule 24f-2 filing. In connection with the opinion set forth below, we have examined the Fund's Declaration of Trust and its Bylaws. We have also reviewed minutes of the meetings of the Fund's Board of Trustees and shareholders held during the period from November 30, 1994 (the inception of the Fund) to date.

         Based on the foregoing, it is our opinion that the securities referred to in the Fund's Joint Annual Notice of Securities Sold Pursuant to Rule 24f-2, dated December 21, 1995, the registration of which such Notice makes definite in number, were legally issued, are fully paid and are non-assessable.

                               Very truly yours,

                              DYKEMA GOSSETT PLLC

                          By: /S/ PAUL R. RENTENBACH
                              Paul R. Rentenbach
                             A member of the Firm